Restatement of Previously Issued Financial Statements - Schedule of statements of balance sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 05, 2020
Balance Sheet
Total assets	$ 345,664,547	$ 346,569,722	$ 346,748,913
Liabilities, redeemable non-controlling interest, and stockholders' equity
Total current liabilities	226,250	292,647	324,077
Deferred underwriting commissions	12,075,000	12,075,000	12,075,000
Derivative warrant liabilities	31,712,669	40,685,669	28,942,335
Total liabilities	44,013,919	53,053,316	41,341,412
Class A common stock, $0.0001 par value; shares subject to possible redemption	296,650,620	288,516,400	300,407,500
Stockholders' equity
Preferred stock 0 $0.0001 par value
Additional paid-in-capital	14,239,874	22,374,012	10,483,031
Accumulated deficit	(9,241,212)	(17,375,434)	(5,484,339)
Total stockholders' equity	5,000,008	5,000,006	5,000,001	$ 0
Total liabilities and stockholders' equity	345,664,547	346,569,722	346,748,913
Class A Common Stock [Member]
Stockholders' equity
Class stock value	483	565	446
Total stockholders' equity	483	565		0
Class B Common Stock [Member]
Stockholders' equity
Class stock value	863	863	863
Total stockholders' equity	$ 863	863		$ 0
As Previously Reported [Member]
Balance Sheet
Total assets		346,569,722	346,748,913
Liabilities, redeemable non-controlling interest, and stockholders' equity
Total current liabilities		292,647	324,077
Deferred underwriting commissions		12,075,000	12,075,000
Derivative warrant liabilities
Total liabilities		12,367,647	12,399,077
Class A common stock, $0.0001 par value; shares subject to possible redemption		329,202,070	329,349,830
Stockholders' equity
Preferred stock 0 $0.0001 par value
Additional paid-in-capital		5,223,769	5,076,010
Accumulated deficit		(224,785)	(77,024)
Total stockholders' equity		5,000,005	5,000,006
Total liabilities and stockholders' equity		346,569,722	346,748,913
As Previously Reported [Member] | Class A Common Stock [Member]
Stockholders' equity
Class stock value		158	157
As Previously Reported [Member] | Class B Common Stock [Member]
Stockholders' equity
Class stock value		863	863
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities, redeemable non-controlling interest, and stockholders' equity
Derivative warrant liabilities		40,685,669	28,942,335
Total liabilities		40,685,669	28,942,335
Class A common stock, $0.0001 par value; shares subject to possible redemption		(40,685,670)	(28,942,330)
Stockholders' equity
Preferred stock 0 $0.0001 par value
Additional paid-in-capital		17,150,243	5,407,021
Accumulated deficit		(17,150,649)	(5,407,315)
Total stockholders' equity		1	(5)
Total liabilities and stockholders' equity
Restatement Adjustment [Member] | Class A Common Stock [Member]
Stockholders' equity
Class stock value		407	$ 289
Restatement Adjustment [Member] | Class B Common Stock [Member]
Stockholders' equity
Class stock value